Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 03, 2022
Entity Registrant Name	INDEXIQ ACTIVE ETF TRUST
Entity Central Index Key	0001426439
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 03, 2022
Document Effective Date	May 04, 2022
Prospectus Date	May 04, 2022
IQ Winslow Large Cap Growth ETF | IQ Winslow Large Cap Growth ETF
Prospectus:
Trading Symbol	IWLG
IQ Winslow Focused Large Cap Growth ETF | IQ Winslow Focused Large Cap Growth ETF
Prospectus:
Trading Symbol	IWFG